UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21539
                                                -------------

        First Trust Senior Floating Rate Income Fund II (formerly known as First Trust/Four Corners Senior Floating Rate Income Fund II)
--------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:   August 31, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 142.4%

              AEROSPACE & DEFENSE - 7.7%
$   327,083   BE Aerospace, Inc., Term Loan, Tranche B                  Ba1        BBB-        5.75%       07/28/14   $     328,770
  1,582,109   DAE Aviation Holdings, Inc., Term Loan B1                  B3         B          4.23%       07/31/14       1,429,831
  1,535,945   DAE Aviation Holdings, Inc., Term Loan B2                  B3         B       4.14%-4.23%    07/31/14       1,388,110
  2,319,621   GenCorp, Inc., Synthetic Letter of Credit                 Ba2         B+         3.52%       04/30/13       2,232,635
  1,189,037   GenCorp, Inc., Term Loan                                  Ba2         B+         3.55%       04/30/13       1,144,448
    813,437   ILC Industries, Inc., Term Loan, First Lien              NR (f)     NR (f)       2.26%       02/24/12         794,626
  1,905,750   L-1 Identity Solutions Operating Co., Term Loan B-2        B1         BB         7.25%       08/05/13       1,900,986
  2,892,810   Robertson Fuel Systems, LLC, Term Loan                   NR (f)     NR (f)    3.01%-5.00%    04/19/13       2,726,473
    972,431   Safenet, Inc., Term Loan, First Lien                       B1         B+         2.76%       04/12/14         918,947
  4,256,832   Spirit Aerosystems, Inc., Term Loan B                     Ba2        BBB-        2.28%       09/30/13       4,139,769
    415,625   TASC, Inc., Term Loan A                                   Ba2         BB         5.50%       12/18/14         415,971
  3,295,938   TASC, Inc., Term Loan B                                   Ba2         BB         5.75%       12/18/15       3,304,177
  5,757,761   Triumph Group, Inc., Term Loan B                          Baa3       BB+         4.50%       06/16/16       5,775,034
    887,687   Wesco Aircraft Hardware Corp., Term Loan,
                 First Lien                                             Ba3        BB-         2.52%       09/29/13         857,728
                                                                                                                      --------------
                                                                                                                         27,357,505
                                                                                                                      --------------
              AGRICULTURAL PRODUCTS - 1.2%
  1,190,322   Dole Food Co., Inc., Term Loan B1                         Ba2        BB-      5.00%-5.50%    03/02/17       1,192,448
  2,956,462   Dole Food Co., Inc., Term Loan C1                         Ba2        BB-      5.00%-5.50%    03/02/17       2,961,742
                                                                                                                      --------------
                                                                                                                          4,154,190
                                                                                                                      --------------
              AIRLINES - 0.1%
    485,000   Delta Air Lines, Inc., Synthetic Revolving Credit
                 Facility                                               Ba2        BB-       2.26-2.28%    04/30/12         463,781
                                                                                                                      --------------

              ALUMINUM - 1.7%
  4,357,684   Novelis Corp., Term Loan                                  Ba1        BB-      2.27%-2.54%    07/06/14       4,164,011
  1,980,649   Novelis, Inc., Canadian Term Loan                         Ba1        BB-         2.27%       07/06/14       1,892,621
                                                                                                                      --------------
                                                                                                                          6,056,632
                                                                                                                      --------------
              APPAREL RETAIL - 0.9%
  2,303,123   Hanesbrands, Inc., New Term Loan                          Ba1        BB+         5.25%       12/10/15       2,319,317
    946,309   Phillips-Van Heusen Corporation, Term Loan B              Ba2        BBB         4.75%       05/06/16         951,541
                                                                                                                      --------------
                                                                                                                          3,270,858
                                                                                                                      --------------
              APPLICATION SOFTWARE - 0.7%
  2,691,848   Verint Systems, Inc., Term Loan, First Lien                B1        BB-         5.25%       05/25/14       2,582,491
                                                                                                                      --------------

              ASSET MANAGEMENT & CUSTODY BANKS - 3.5%
  1,318,164   Grosvenor Capital Management Holdings, LLP,
                 Term Loan                                             NR (f)     NR (f)       2.31%       12/05/13       1,239,074
  2,902,401   LPL Holdings, Inc., Extended Term Loan                    Ba3         B+         4.25%       06/30/15       2,808,073
  4,987,500   LPL Holdings, Inc., Term Loan                             Ba3         B+         5.25%       06/30/17       4,941,780
    922,066   LPL Holdings, Inc., Term Loan D                           Ba3         B+      2.01%-2.28%    06/28/13         894,404
  2,704,791   Nuveen Investments, Inc., Term Loan                        B3         B       3.48%-3.53%    11/13/14       2,387,824
    135,384   Oxford US Acquisition, LLC, Term Loan, Tranche B-2       NR (f)     NR (f)       2.26%       05/12/14         120,266
                                                                                                                      --------------
                                                                                                                         12,391,421
                                                                                                                      --------------

              AUTOMOBILE MANUFACTURERS - 0.7%
  2,636,421   Ford Motor Co., Term Loan, Tranche B-1                    Ba1         BB         3.03%       12/15/13       2,536,077
                                                                                                                      --------------

              AUTOMOTIVE RETAIL - 0.6%
  2,308,825   KAR Holdings, Inc., Term Loan B                           Ba3         B+         3.02%       10/20/13       2,219,358
                                                                                                                      --------------

              BROADCASTING - 2.9%
    771,725   Cumulus Media, Inc., Term Loan, First Lien                Caa1        B-         4.01%       06/11/14         694,553
  1,417,511   Gray Television, Inc., Term Loan B                         B2         B          3.80%       12/31/14       1,336,890
  4,308,750   LBI Media, Inc., Term Loan B                               B1         B-         1.76%       03/31/12       3,964,050
  3,482,500   Raycom Media, Inc., Term Loan, Tranche B                   NR         NR         1.81%       06/25/14       3,203,900
  1,000,000   Sinclair Broadcast Group, Inc., Term Loan B               Ba1         BB         5.50%       10/29/15       1,000,833
                                                                                                                      --------------
                                                                                                                         10,200,226
                                                                                                                      --------------
              BUILDING PRODUCTS - 0.1%
  1,000,000   South Edge, LLC, Term Loan C (g)                           NR         NR         5.50%       10/31/09         450,000
                                                                                                                      --------------


                See Notes to Quarterly Portfolio of Investments           Page 1




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              CABLE AND SATELLITE - 5.1%
$   577,132   Charter Communications Operating, LLC, Term Loan B-1      Ba2        BB+         2.26%       03/06/14   $     546,184
  6,177,668   Charter Communications Operating, LLC, Term Loan C        Ba2        BB+         3.79%       09/06/16       5,908,501
  5,647,951   CSC Holdings, Inc., Term Loan B-3                         Baa3       BBB-        2.02%       03/29/16       5,481,540
  1,000,000   Mediacom Broadband, LLC, Term Loan F                      Ba3        BB-         4.50%       10/23/17         950,625
  3,453,424   UPC Broadband Holding B.V., Term Loan T                   Ba3         B+         4.25%       12/31/16       3,315,287
  1,946,576   UPC Broadband Holding B.V., Term Loan X                   Ba3         B+         4.25%       12/31/17       1,858,980
                                                                                                                      --------------
                                                                                                                         18,061,117
                                                                                                                      --------------
              CASINOS & GAMING - 4.7%
  2,957,647   CCM Merger, Inc., Term Loan B                              B3        BB-         8.50%       07/13/12       2,927,148
    360,060   Las Vegas Sands, LLC, Delayed Draw Term Loan 1             B2         B          3.01%       11/23/16         324,054
  3,287,186   Penn National Gaming, Inc., Term Loan B                   Ba2        BB+      2.01%-2.24%    10/03/12       3,206,223
    801,458   Seminole Tribe of Florida, Delayed Draw Term Loan B1      Ba1        BBB         2.06%       03/05/14         747,359
  2,889,271   Seminole Tribe of Florida, Delayed Draw Term Loan B2      Ba1        BBB         2.06%       03/05/14       2,694,245
  2,012,146   Seminole Tribe of Florida, Delayed Draw Term Loan B3      Ba1        BBB         2.06%       03/05/14       1,876,326
  4,975,965   VML US Finance, LLC, Term Loan B                           B2         B          5.04%       05/25/13       4,889,776
                                                                                                                      --------------
                                                                                                                         16,665,131
                                                                                                                      --------------
              COMMODITY CHEMICALS - 2.3%
  1,421,521   Ineos Group Limited, Term Loan B2                          B2         B          9.50%       12/14/13       1,407,306
  1,421,521   Ineos Group Limited, Term Loan C2                          B2         B          10.00%      12/14/14       1,407,306
  5,520,929   Univar, Inc., Term Loan B-Opco                             B2         B+         3.26%       10/11/14       5,377,385
                                                                                                                      --------------
                                                                                                                          8,191,997
                                                                                                                      --------------
              COMPUTER HARDWARE - 1.4%
  5,178,427   Activant Solutions, Inc., Term Loan                        B1         B          2.56%       05/02/13       4,880,667
                                                                                                                      --------------

              DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
  6,790,000   Harland Clarke Holdings Corp., Term Loan B                 B1         B+      2.76%-3.03%    06/30/14       5,853,951
                                                                                                                      --------------

              DIVERSIFIED CHEMICALS - 4.7%
    637,174   Brenntag Holding GmbH & Co. KG, Acquisition
                 Term Loan                                              Ba2        BBB-     4.01%-4.48%    01/17/14         629,209
  3,000,000   Brenntag Holding GmbH & Co. KG, Term Loan,
                 Second Lien                                             B1        BB-         6.47%       06/18/15       2,975,001
  4,322,712   Brenntag Holding GmbH & Co. KG, Term Loan B2              Ba2        BBB-     4.02%-4.06%    01/17/14       4,268,678
  3,570,920   Huntsman International, LLC, Term Loan B                  Ba2         B+      1.90%-1.98%    04/19/14       3,362,804
  1,068,219   Huntsman International, LLC, Term Loan C                  Ba2         B+      2.51%-2.65%    06/30/16       1,015,642
  3,295,391   Rockwood Specialties Group, Inc., Term Loan H             Ba2        BB+         6.00%       05/15/14       3,293,743
  1,246,875   Solutia, Inc., Term Loan                                  Ba2        BB-         4.75%       03/17/17       1,245,901
                                                                                                                      --------------
                                                                                                                         16,790,978
                                                                                                                      --------------
              DIVERSIFIED SUPPORT SERVICES - 0.2%
    746,250   JohnsonDiversey, Inc., Term Loan                          Ba2        BB-         5.50%       11/24/15         744,384
                                                                                                                      --------------

              EDUCATION SERVICES - 1.4%
  4,379,175   Education Management, LLC, Term Loan C                     B1         BB         2.31%       06/01/13       4,002,566
  1,000,186   ProQuest-CSA, LLC, Term Loan, First Lien                  Ba3        BB-         2.77%       02/09/14         955,178
                                                                                                                      --------------
                                                                                                                          4,957,744
                                                                                                                      --------------
              ELECTRIC UTILITIES - 8.3%
  5,049,748   Astoria Generating Co. Acquisitions, LLC, Term
                 Loan B                                                  B1        BB-         2.29%       02/23/12       4,894,049
  4,278,222   Calpine Corporation, First Priority Term Loan              B1         B+         3.42%       03/29/14       4,082,733
  2,305,929   Covanta Energy Corporation, Synthetic Letter
                 of Credit                                              Ba1         BB         2.03%       02/09/14       2,169,014


                See Notes to Quarterly Portfolio of Investments           Page 2




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              ELECTRIC UTILITIES - (CONTINUED)
$ 4,531,690   Covanta Energy Corporation, Term Loan                     Ba1         BB      1.94%-2.06%    02/09/14   $   4,262,621
  3,531,157   Mirant North America, LLC, Term Loan                      Ba2         BB         2.01%       01/03/13       3,489,666
      3,042   NRG Energy, Inc., Synthetic Letter of Credit              Baa3       BB+         2.03%       02/01/13           2,969
  7,947,687   NRG Energy, Inc., Extended Synthetic Letter
                 of Credit                                              Baa3       BB+         3.78%       08/31/15       7,766,877
    110,974   NRG Energy, Inc., Term Loan B                             Baa3       BB+         2.28%       02/01/13         108,286
    417,322   NRG Energy, Inc., Extended Term Loan B                    Baa3       BB+         3.78%       08/31/15         410,276
  1,597,203   Riverside Energy Center, LLC, Term Loan                   Ba3        BB-         4.73%       06/24/11       1,585,224
    169,917   Rocky Mountain Energy Center, LLC, Synthetic
                 Letter of Credit                                       Ba3        BB-         4.73%       06/24/11         168,642
    536,580   Rocky Mountain Energy Center, LLC, Term Loan              Ba3        BB-         4.73%       06/24/11         532,556
                                                                                                                      --------------
                                                                                                                         29,472,913
                                                                                                                      --------------
              ENVIRONMENTAL & FACILITIES SERVICES - 1.7%
  6,000,000   EnergySolutions, LLC, Term Loan                           Ba2        BB+         6.25%       08/13/16       5,891,250
                                                                                                                      --------------

              FOOD DISTRIBUTORS - 1.3%
    847,826   B&G Foods, Inc., Term Loan C                              Ba1         BB         2.54%       02/23/13         835,815
  3,904,557   Dean Foods Co., Term Loan B                               Ba3         BB         3.54%       04/02/14       3,745,934
                                                                                                                      --------------
                                                                                                                          4,581,749
                                                                                                                      --------------
              FOOD RETAIL - 1.8%
  2,375,145   SUPERVALU, Inc., Term Loan B                              Ba3        BB+         1.51%       06/02/12       2,282,217
  4,208,095   SUPERVALU, Inc., Extended Term Loan B-2                   Ba3        BB+         3.01%       10/05/15       4,051,167
                                                                                                                      --------------
                                                                                                                          6,333,384
                                                                                                                      --------------

              FOREST PRODUCTS - 2.3%
  4,134,802   Georgia-Pacific Corporation, Term Loan B1                 Ba1        BBB      2.30%-2.54%    12/20/12       4,074,190
  1,376,758   Georgia-Pacific Corporation, Term Loan B2                 Ba1        BBB      2.30%-2.53%    12/20/12       1,356,576
  2,821,551   Georgia-Pacific Corporation, Term Loan C                  Ba1        BBB      3.78%-3.79%    12/23/14       2,804,800
                                                                                                                      --------------
                                                                                                                          8,235,566
                                                                                                                      --------------
              GAS UTILITIES - 0.2%
    596,517   Atlas Pipeline Partners, L.P., Term Loan                   B1         B          7.75%       07/27/14         593,276
                                                                                                                      --------------

              HEALTH CARE EQUIPMENT - 1.6%
  5,699,090   Biomet, Inc., Dollar Term Loan                             B1        BB-      3.26%-3.54%    03/25/15       5,505,452
                                                                                                                      --------------

              HEALTH CARE FACILITIES - 6.1%
    640,641   HCA, Inc., Term Loan A                                    Ba3         BB         2.03%       11/19/12         616,374
  1,372,513   HCA, Inc., Term Loan B                                    Ba3         BB         2.78%       11/18/13       1,321,036
  3,291,558   HCA, Inc., Term Loan B-2                                  Ba3         BB         3.78%       03/31/17       3,186,126
  4,457,381   Health Management Associates, Inc., Term Loan B            B1        BB-         2.28%       02/28/14       4,168,663
  5,651,633   Lifepoint Hospitals, Inc., Term Loan B                    Ba1         BB         1.95%       04/15/12       5,493,387
  4,615,416   Select Medical Corporation, Term Loan B-1                 Ba2        BB-         4.09%       08/22/14       4,494,261
    483,956   Sun Healthcare Group, Inc., Synthetic Letter
                 of Credit                                              Ba2         B+         2.53%       04/19/14         468,953
  1,190,131   Sun Healthcare Group, Inc., Term Loan, First Lien         Ba2         B+      3.53%-3.70%    04/19/14       1,153,237
    153,311   United Surgical Partners International, Inc.,
                 Delayed Draw Term Loan                                 Ba3         B          2.27%       04/19/14         142,962
    811,452   United Surgical Partners International, Inc.,
                 Term Loan B                                            Ba3         B       2.27%-2.50%    04/19/14         756,679
                                                                                                                      --------------
                                                                                                                         21,801,678
                                                                                                                      --------------
              HEALTH CARE SERVICES - 7.2%
    388,636   CHS/Community Health Systems, Inc., Delayed Draw
                 Term Loan                                              Ba3         BB         2.55%       07/25/14         366,420
  7,571,656   CHS/Community Health Systems, Inc., Term Loan             Ba3         BB      2.51%-2.55%    07/25/14       7,138,830
  5,611,970   DaVita, Inc., Term Loan B-1                               Ba1        BB+      1.77%-2.04%    10/05/12       5,525,422
  6,985,852   Fresenius Medical Care AG, Term Loan B                    Baa3       BBB-     1.64%-1.91%    03/31/13       6,822,852
    316,288   Fresenius SE, Term Loan C-1                               Baa3       BBB-        4.50%       09/10/14         316,750
    180,672   Fresenius SE, Term Loan C-2                               Baa3       BBB-        4.50%       09/10/14         180,935
  1,930,000   Healthways, Inc., Term Loan B                             Ba2         BB         2.04%       12/01/13       1,804,550
  2,000,000   InVentiv Health, Inc., Term Loan                          Ba3        BB-         6.50%       08/15/16       1,996,250
  1,432,625   Quintiles Transnational Corp., Term Loan B,
                 First Lien                                             Ba2         BB      2.27%-2.54%    03/31/13       1,391,437
                                                                                                                      --------------
                                                                                                                         25,543,446
                                                                                                                      --------------
              HOMEBUILDING - 0.2%
    964,736   Mattamy Funding Partnership, Term Loan                   NR (f)     NR (f)       2.56%       04/11/13         887,557
                                                                                                                      --------------


                See Notes to Quarterly Portfolio of Investments           Page 3




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.5%
$ 6,350,115   Dynegy Holdings, Inc., Synthetic Letter of Credit         Ba3         B+         4.02%       04/02/13   $   6,241,636
     74,150   Dynegy Holdings, Inc., Term Loan B                        Ba3         B+         4.02%       04/02/13          72,883
  3,389,015   Texas Competitive Electric Holdings Co., LLC,
                       Initial Term Loan B-3                             B1         B+      3.79%-4.03%    10/10/14       2,554,470
                                                                                                                      --------------
                                                                                                                          8,868,989
                                                                                                                      --------------
              INDUSTRIAL CONGLOMERATES - 0.4%
  1,376,608   Bucyrus International, Inc., Term Loan C                  Ba2         BB         4.50%       01/17/16       1,381,770
                                                                                                                      --------------

              INSURANCE BROKERS - 0.2%
    784,179   HealthCare Partners, LLC, Term Loan                       Ba2        BBB-     2.03%-2.05%    10/31/13         748,891
                                                                                                                      --------------

              INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
  2,248,154   Intelsat Corp., Term Loan B-2-A                            B1        BB-         3.03%       01/03/14       2,124,818
  2,247,462   Intelsat Corp., Term Loan B-2-B                            B1        BB-         3.03%       01/03/14       2,124,164
  2,247,462   Intelsat Corp., Term Loan B-2-C                            B1        BB-         3.03%       01/03/14       2,124,164
  1,488,750   NTELOS, Inc., Term Loan                                   Ba3         BB         5.75%       08/07/15       1,490,596
  4,989,690   Telesat Canada, U.S. Term Loan I                           B1        BB-         3.27%       10/31/14       4,817,825
    428,578   Telesat Canada, U.S. Term Loan II                          B1        BB-         3.27%       10/31/14         413,816
                                                                                                                      --------------
                                                                                                                         13,095,383
                                                                                                                      --------------
              INTERNET RETAIL - 0.6%
  2,407,394   Sabre Holdings Corp., Term Loan                            B1         B       2.26%-2.48%    09/30/14       2,163,371
                                                                                                                      --------------

              IT CONSULTING & OTHER SERVICES - 3.5%
    446,897   Apptis (DE), Inc., Term Loan                               B1         B+      3.52%-3.79%    12/20/12         432,373
    869,438   CACI International, Inc., Term Loan B                     Baa3        NR         1.78%       05/03/11         864,004
  5,750,000   DynCorp International, Inc., Term Loan                    Ba1         BB         6.25%       07/07/16       5,705,438
  5,760,528   West Corporation, Term Loan B-2                            B1        BB-      2.64%-2.65%    10/24/13       5,505,417
                                                                                                                      --------------
                                                                                                                         12,507,232
                                                                                                                      --------------
              LEISURE FACILITIES - 2.7%
  1,038,942   London Arena and Waterfront Finance, LLC,
                 Term Loan A                                           NR (f)     NR (f)       2.79%       03/08/12         986,995
  3,870,130   Six Flags, Inc., Exit Term Loan                           Caa1        D          6.00%       06/30/16       3,864,085
    967,500   Town Sports International, LLC, Term Loan                 Ba2        BB-         2.38%       02/27/14         885,262
  3,960,000   Universal City Development Partners, Ltd.,
                 Term Loan                                              Ba2        BB-         5.50%       11/06/14       3,964,091
                                                                                                                      --------------
                                                                                                                          9,700,433
                                                                                                                      --------------
              LEISURE PRODUCTS - 0.6%
    997,500   Live Nation Entertainment, Inc., Term Loan B              Ba2        BB-         4.50%       11/06/16         976,719
  1,374,252   LodgeNet Entertainment Corp., Term Loan                    B3         B-         2.54%       04/04/14       1,257,441
                                                                                                                      --------------
                                                                                                                          2,234,160
                                                                                                                      --------------
              LIFE & HEALTH INSURANCE - 0.2%
    630,950   Conseco, Inc., Term Loan                                   B2         B-         7.50%       10/10/13         615,965
                                                                                                                      --------------

              MANAGED HEALTH CARE - 5.5%
  1,170,164   IASIS Healthcare Corporation, Delayed Draw
                 Term Loan                                              Ba2         B+         2.26%       03/15/14       1,105,805
    318,412   IASIS Healthcare Corporation, Synthetic Letter
                 of Credit                                              Ba2         B+         2.26%       03/15/14         300,899
  3,380,998   IASIS Healthcare Corporation, Term Loan                   Ba2         B+         2.26%       03/15/14       3,195,043
  9,100,000   MultiPlan, Inc., Term Loan                                Ba3         B          6.50%       08/26/17       9,038,247
  5,985,000   Vanguard Health Systems, Inc., Term Loan B                Ba2        BB-         5.00%       01/29/16       5,914,616
                                                                                                                      --------------
                                                                                                                         19,554,610
                                                                                                                      --------------
              METAL & GLASS CONTAINERS - 2.3%
  2,742,857   BWAY Corporation, Term Loan B                             Ba3         B+      5.50%-6.00%    06/16/17       2,739,429
    257,143   BWAY Corporation, Term Loan C                             Ba3         B+      5.50%-6.00%    06/16/17         256,821
  5,127,138   Owens-Illinois Group, Inc., Term Loan B                   Baa2       BBB         1.79%       06/14/13       5,078,615
                                                                                                                      --------------
                                                                                                                          8,074,865
                                                                                                                      --------------
              MOVIES & ENTERTAINMENT - 2.9%
  4,679,500   AMC Entertainment, Inc., Term Loan                        Ba2        BB-         1.76%       01/26/13       4,540,785


                See Notes to Quarterly Portfolio of Investments           Page 4




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              MOVIES & ENTERTAINMENT - (CONTINUED)
$ 2,000,000   National CineMedia, LLC, Term Loan B                      Ba3         B+         2.29%       02/13/15   $   1,894,166
  1,491,136   Regal Cinemas Corporation, Term Loan                      Ba3        BB-         4.03%       11/17/16       1,472,496
  2,460,742   TWCC Holding Corporation, Term Loan B                     Ba2         BB         5.00%       09/14/15       2,457,666
                                                                                                                      --------------
                                                                                                                         10,365,113
                                                                                                                      --------------
              MULTI-UTILITIES - 1.1%
  2,510,637   KGEN, LLC, Synthetic Letter of Credit                      B1        BB-         2.31%       02/08/14       2,359,999
  1,692,619   KGEN, LLC, Term Loan                                       B1        BB-         2.06%       02/08/14       1,591,062
                                                                                                                      --------------
                                                                                                                          3,951,061
                                                                                                                      --------------

              OFFICE SERVICES & SUPPLIES - 1.3%
  2,712,219   Emdeon Business Services, LLC, Term Loan,
                 First Lien                                             Ba3         BB      2.27%-2.54%    11/16/13       2,621,812
    955,882   Pike Electric, Inc., Term Loan B                         NR (f)     NR (f)       2.06%       07/01/12         898,529
  1,080,503   Pike Electric, Inc., Term Loan C                         NR (f)     NR (f)       2.06%       12/10/12       1,015,673
                                                                                                                      --------------
                                                                                                                          4,536,014
                                                                                                                      --------------
              OIL & GAS EQUIPMENT & SERVICES - 2.1%
  2,244,375   Aquilex Holdings, LLC, Term Loan                          Ba2        BB-         5.50%       04/01/16       2,235,023
  2,479,802   Dresser, Inc., Term Loan B                                 B2         B+         2.61%       05/04/14       2,347,132
  2,804,984   Hercules Offshore, Inc., Term Loan                         B2         B-         6.00%       07/11/13       2,471,893
    447,957   Targa Resources, Inc., Term Loan                          Ba3         B+         5.75%       07/05/16         446,165
                                                                                                                      --------------
                                                                                                                          7,500,213
                                                                                                                      --------------
              OIL & GAS EXPLORATION & PRODUCTION - 1.3%
  1,979,248   Helix Energy Solutions Group, Inc., Term Loan             Ba2        BB-      2.51%-2.53%    07/01/13       1,854,556
  2,633,192   SemCrude, L.P., Prefunded Synthetic Letter
                 of Credit                                               NR         NR         8.18%       11/30/12       2,618,380
    138,589   SemCrude, L.P., Prefunded Synthetic Letter
                 of Credit                                               NR         NR         8.50%       11/30/12         137,810
    165,976   SemCrude, L.P., Term Loan, Second Lien                     NR         NR         9.00% (h)   11/30/16         166,944
                                                                                                                      --------------
                                                                                                                          4,777,690
                                                                                                                      --------------
              OIL & GAS REFINING & MARKETING - 0.4%
    106,667   Alon USA, Inc., Term Loan (Edgington Facility)             B1         B+         2.51%       06/22/13          77,333
    853,333   Alon USA, Inc., Term Loan (Paramount Facility)             B1         B+      2.51%-3.01%    06/22/13         618,667
    114,943   Calumet Lubricants Co., L.P., Synthetic Letter
                 of Credit                                               B1         B          4.38%       01/03/15         105,172
    848,989   Calumet Lubricants Co., L.P., Term Loan                    B1         B       4.32%-4.38%    01/03/15         776,825
                                                                                                                      --------------
                                                                                                                          1,577,997
                                                                                                                      --------------
              OIL & GAS STORAGE & TRANSPORTATION - 1.9%
  3,000,000   Energy Transfer Equity, L.P., Term Loan                   Ba2        BB-         2.02%       11/01/12       2,936,250
  3,920,000   Enterprise GP Holdings, L.P., Term Loan B                 Ba2        BB-         2.78%       11/08/14       3,841,600
                                                                                                                      --------------
                                                                                                                          6,777,850
                                                                                                                      --------------
              OTHER DIVERSIFIED FINANCIAL SERVICES - 1.7%
  6,100,468   Royalty Pharma Finance Trust, Term Loan                   Baa2       BBB-        2.78%       04/16/13       6,003,166
                                                                                                                      --------------

              PACKAGED FOODS & MEATS - 0.4%
    452,477   Weight Watchers International, Inc., Term Loan B          Ba1        BB+         2.06%       01/26/14         438,051
  1,003,724   Weight Watchers International, Inc., Term Loan D          Ba1        BB+         2.81%       06/30/16         981,542
                                                                                                                      --------------
                                                                                                                          1,419,593
                                                                                                                      --------------
              PAPER PACKAGING - 5.7%
  5,460,754   Graham Packaging Holdings Co., Term Loan B,
                 First Lien                                              B1         B+      2.56%-2.81%    10/07/11       5,439,593
  2,500,000   Graphic Packaging International, Inc., Term Loan          Ba3        BB+         3.28%       05/16/14       2,455,313
  3,376,872   Graphic Packaging International, Inc., Term Loan B        Ba3        BB+      2.49%-2.53%    05/16/14       3,266,654
  3,984,375   Reynolds Consumer Products Holdings, Inc.,
                 Term Loan                                               B1        BB-         6.25%       11/05/15       3,963,457
  5,000,000   Reynolds Consumer Products Holdings, Inc.,
                 Incremental Term Loan                                   B1        BB-         5.75%       05/05/16       4,964,585
                                                                                                                      --------------
                                                                                                                         20,089,602
                                                                                                                      --------------


                See Notes to Quarterly Portfolio of Investments           Page 5




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              PAPER PRODUCTS - 0.2%
$   870,000   Domtar Corporation, Term Loan B                           Baa2       BBB         1.64%       03/07/14   $     865,525
                                                                                                                      --------------

              PHARMACEUTICALS - 4.7%
  4,854,874   Catalent Pharma Solutions, Inc., Dollar Term Loan         Ba3        BB-         2.51%       04/10/14       4,366,960
  4,937,880   Mylan, Inc., Term Loan B                                  Ba1        BB+      3.56%-3.81%    10/02/14       4,909,487
  2,656,780   Warner Chilcott Corporation, Term Loan A                   B1         BB         6.00%       10/30/14       2,652,553
  1,343,250   Warner Chilcott Corporation, Term Loan B                   B1         BB         6.25%       04/30/15       1,341,571
  1,251,841   Warner Chilcott Corporation, Term Loan B1                  B1         BB         6.25%       04/30/15       1,250,011
  2,084,543   Warner Chilcott Corporation, Term Loan B2                  B1         BB         6.25%       04/30/15       2,081,495
                                                                                                                      --------------
                                                                                                                         16,602,077
                                                                                                                      --------------
              PUBLISHING - 0.8%
     81,651   Cenveo Corporation, Delayed Draw Term Loan                Ba2         BB         5.04%       06/21/13          79,814
  2,183,975   Cenveo Corporation, Term Loan C                           Ba2         BB         5.04%       06/21/13       2,134,835
    845,147   Yell Group, PLC, Term Loan B1                              B2         B          4.01%       07/31/14         493,941
                                                                                                                      --------------
                                                                                                                          2,708,590
                                                                                                                      --------------
              RETAIL REITS - 1.5%
  5,690,221   Capital Automotive, L.P., Term Loan C                     Ba3         B          5.82%       12/14/12       5,398,597
                                                                                                                      --------------

              SEMICONDUCTORS - 0.5%
  1,750,000   Intersil Corporation, Term Loan                           Ba2        BB+         4.75%       04/26/16       1,750,000
                                                                                                                      --------------

              SPECIALIZED CONSUMER SERVICES - 8.1%
    960,000   Acosta, Inc., Term Loan                                  NR (f)     NR (f)       2.52%       07/28/13         913,200
  3,323,648   Acxiom Corporation, Extended Term Loan                    Ba2        BBB-        3.50%       03/15/15       3,311,018
  7,237,673   Advantage Sales & Marketing, Inc., Term Loan,
                 First Lien                                            NR (f)     NR (f)       5.00%       05/05/16       7,178,867
  2,543,625   Affinion Group, Inc., Term Loan B                         Ba2         BB         5.00%       10/09/16       2,446,649
     91,464   ARAMARK Corporation, Prefunded Synthetic Letter
                 of Credit 1                                            Ba3         BB         2.13%       01/26/14          86,348
    226,464   ARAMARK Corporation, Prefunded Synthetic Letter
                 of Credit 2                                            Ba3         BB         3.60%       07/26/16         219,528
  1,264,308   ARAMARK Corporation, Term Loan                            Ba3         BB         2.41%       01/26/14       1,195,167
  3,443,529   ARAMARK Corporation, Term Loan B                          Ba3         BB         3.78%       07/26/16       3,338,070
  4,477,456   Asurion Corp., Term Loan, First Lien                     NR (f)     NR (f)    3.29%-3.40%    07/03/14       4,269,129
  1,670,947   Nielsen Finance, LLC, Dollar Term Loan A                  Ba3         B+         2.29%       08/09/13       1,595,754
  2,736,146   Nielsen Finance, LLC, Dollar Term Loan B                  Ba3         B+         4.04%       05/01/16       2,643,801
  1,670,297   Protection One, Inc., Term Loan                           Ba3         BB         6.00%       06/04/16       1,651,506
                                                                                                                      --------------
                                                                                                                         28,849,037
                                                                                                                      --------------
              SPECIALTY CHEMICALS - 2.0%
  2,000,000   Celanese Holdings, LLC, Synthetic Letter of Credit        Ba2        BB+         1.81%       04/02/14       1,908,750
  4,361,061   Celanese Holdings, LLC, Term Loan, First Lien             Ba2        BB+         2.03%       04/02/14       4,156,388
    950,000   ISP Chemco, LLC, Term Loan                                Ba3         BB         1.81%       02/16/13         897,354
                                                                                                                      --------------
                                                                                                                          6,962,492
                                                                                                                      --------------
              SPECIALTY STORES - 1.6%
  3,332,996   Harbor Freight Tools USA, Inc., Term Loan C              NR (f)     NR (f)    5.00%-5.50%    02/12/16       3,319,457
  2,504,519   The Yankee Candle Co., Inc., Term Loan                    Ba3        BB-         2.27%       02/06/14       2,381,284
                                                                                                                      --------------
                                                                                                                          5,700,741
                                                                                                                      --------------
              SYSTEMS SOFTWARE - 4.9%
  2,300,824   Dealer Computer Services, Inc., Term Loan,
                 First Lien                                             Ba2         BB         5.25%       04/21/17       2,275,879
  1,750,000   Information Solution Company, Term Loan                   Ba2        BB+         4.75%       04/12/16       1,752,188
  3,884,107   Intergraph Corporation, Term Loan, First Lien              B1        BB-         4.55%       05/29/14       3,859,831
  1,029,000   Open Solutions, Inc., Term Loan, First Lien                B1        BB-         2.63%       01/23/14         874,650
  4,633,119   SunGard Data Systems, Inc., Term Loan A                   Ba3         BB         2.04%       02/28/14       4,411,887
  4,367,163   SunGard Data Systems, Inc., Term Loan B                   Ba3         BB      3.97%-4.04%    02/28/16       4,253,132
                                                                                                                      --------------
                                                                                                                         17,427,567
                                                                                                                      --------------
              TECHNOLOGY DISTRIBUTORS - 0.9%
  3,433,903   Sensata Technologies Finance Co., LLC, Term Loan,
                     First Lien                                          B1         BB      2.14%-2.23%    04/27/13       3,238,170
                                                                                                                      --------------


                See Notes to Quarterly Portfolio of Investments           Page 6




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


 PRINCIPAL                                                               RATINGS (c)                       STATED
   VALUE                     DESCRIPTION                              MOODY'S      S&P       RATE (d)   MATURITY (e)       VALUE
-----------   ----------------------------------------------------  ---------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              TRUCKING - 3.1%
$ 3,353,168   OshKosh Corporation, Term Loan B                          Ba2        BB+      6.44%-6.54%    12/06/13   $   3,371,507
  1,101,648   The Hertz Corporation, Prefunded Synthetic
                 Letter of Credit                                       Ba1        BB-         2.09%       12/21/12       1,072,592
  6,671,936   The Hertz Corporation, Term Loan B                        Ba1        BB-         2.02%       12/21/12       6,495,964
                                                                                                                      --------------
                                                                                                                         10,940,063
                                                                                                                      --------------
              WIRELESS TELECOMMUNICATION SERVICES - 0.8%
  3,000,000   Crown Castle Operating Company, Term Loan                 Ba2         BB         1.76%       03/06/14       2,875,782
                                                                                                                      --------------

              TOTAL SENIOR FLOATING-RATE LOAN INTERESTS                                                                 505,937,388
                                                                                                                      --------------
              (Cost $520,356,991)

   SENIOR FLOATING-RATE NOTES -  0.2%

              LEISURE FACILITIES - 0.0%
  1,225,000   HRP Myrtle Beach (i) (j) (k) (l)                           WR         NR         7.38%       04/01/12               0
                                                                                                                      --------------

              SEMICONDUCTORS - 0.2%
    650,000    NXP B.V.                                                 Caa1       CCC+        3.28%       10/15/13         610,188
                                                                                                                      --------------

              TOTAL SENIOR FLOATING-RATE NOTES                                                                              610,188
                                                                                                                      --------------
              (Cost $1,875,126)

   NOTES - 0.0%

              HOMEBUILDING - 0.0%
    727,273   TOUSA, Inc. (Payment-In-Kind Election
                 Note) (i) (j) (l) (m)                                                         14.75%      07/01/15               0
                                                                                                                      --------------

              TOTAL NOTES                                                                                                         0
                                                                                                                      --------------
              (Cost $436,364)

  SHARES                      DESCRIPTION                                                                                  VALUE
-----------  ----------------------------------------------------------------------------------------                 --------------
PREFERRED STOCKS - 0.0%

              HOMEBUILDING - 0.0%
      4,273   TOUSA, Inc. (8.0%, Series A Convertible Payment-  In-Kind Preferred Stock) (i) (j) (k) (l)                          0
                                                                                                                      --------------

              TOTAL PREFERRED STOCKS                                                                                              0
              (Cost $2,563,636)                                                                                       --------------


COMMON STOCKS - 0.3%

              DIVERSIFIED CHEMICALS - 0.2%
     19,963   LyondellBasell Industries AF S.C.A., Class A                                                                  409,242
     18,297   LyondellBasell Industries AF S.C.A., Class B                                                                  374,906
                                                                                                                      --------------
                                                                                                                            784,148
                                                                                                                      --------------
              OIL & GAS EXPLORATION & PRODUCTION - 0.1%
     19,828   SemGroup Corp., Class A                                                                                       396,560
                                                                                                                      --------------

              TOTAL COMMON STOCKS                                                                                         1,180,708
              (Cost $1,129,017)                                                                                       --------------


WARRANTS - 0.0%

              BROADCASTING - 0.0%
      1,449   Cumulus Media, Inc. (i) (l)                                                                                     1,362
                                                                                                                      --------------

              TOTAL WARRANTS                                                                                                  1,362
              (Cost $0)                                                                                               --------------


              TOTAL INVESTMENTS -  142.9%                                                                               507,729,646
              (Cost $526,361,134) (n)

              OUTSTANDING LOAN - (42.5)%                                                                               (151,000,000)

              NET OTHER ASSETS AND LIABILITIES - (0.4)%                                                                  (1,340,710)
                                                                                                                      --------------
              NET ASSETS (APPLICABLE TO COMMON SHARES) - 100.0%                                                       $ 355,388,936
                                                                                                                      ==============



                See Notes to Quarterly Portfolio of Investments           Page 7




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


-----------------------------------

   (a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
   (b) All or a portion of the investments are available to serve as collateral on the outstanding loan.
   (c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
   (d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
         (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
   (e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
   (f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
   (g) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
   (h) Interest for the period commencing on November 30, 2009 ending on December 31, 2011, shall be payable, at the Borrowers' option, (i) in cash at a rate per annum equal to 9% ("Cash Interest") or (ii) in Payment-in-Kind interest at a rate per annum equal to 11%, and, commencing January 1, 2012, shall be payable as Cash Interest.
   (i) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
   (j)   This borrower has filed for protection in federal bankruptcy court.
   (k)   Non-income producing investment.
   (l) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (see Note 1 D - Restricted Investments in the Notes to Quarterly Portfolio of Investments).
   (m) This investment is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum is to be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.
   (n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2010, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,151,800 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,783,288.

   NR    Not rated
   WR    Withdrawn rating.


--------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows (see Note 1 A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                        LEVEL 2                 LEVEL 3
                              TOTAL               LEVEL 1             SIGNIFICANT             SIGNIFICANT
                              VALUE                QUOTED              OBSERVABLE            UNOBSERVABLE
                          AT 8/31/2010             PRICES                INPUTS                  INPUTS
                       --------------------   -----------------    -------------------   ----------------------
Senior Floating-Rate
    Loan Interests*     $      505,937,388     $             -      $     485,034,348     $         20,903,040

Senior Floating-Rate
    Notes*                         610,188                   -                610,188                        -

Common Stocks*                   1,180,708           1,180,708                      -                        -

Warrants*                            1,362                   -                  1,362                        -
                       --------------------   -----------------    -------------------   ----------------------
Total Investments       $      507,729,646     $     1,180,708      $     485,645,898     $         20,903,040
                       ====================   =================    ===================   ======================


Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS AT                                                                       CHANGE IN
FAIR VALUE USING                               TRANSFERS                           NET UNREALIZED       NET
SIGNIFICANT UNOBSERVABLE    BALANCE AS OF       IN (OUT)        NET REALIZED        APPRECIATION     PURCHASES       BALANCE AS OF
INPUTS (LEVEL 3)             MAY 31, 2010      OF LEVEL 3      GAINS (LOSSES)      (DEPRECIATION)     (SALES)       AUGUST 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Senior Floating-Rate
    Loan Interests          $ 17,428,350      $ 3,951,061        $     164          $   188,936      $ (665,471)     $  20,903,040

* See the Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments           Page 8




NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2010 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund II ("the Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Portfolio investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2010 (UNAUDITED)


            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2010 is included with the Fund's Portfolio of Investments.

B. INVESTMENT TRANSACTIONS:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the investments. Interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of August 31, 2010.

D. RESTRICTED INVESTMENTS:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at August 31, 2010 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1 A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                                         % OF
                                                                                                                      NET ASSETS
                                                                                                                      APPLICABLE
                                                  ACQUISITION    PRINCIPAL       VALUE        CURRENT                  TO COMMON
SECURITY                                             DATE       VALUE/SHARES   PER SHARE   CARRYING COST    VALUE       SHARES
----------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc. - Warrants                    6/29/09            1,449      $0.94       $         -    $  1,362        0.00%
HRP Myrtle Beach - Senior Floating Rate Notes     3/23/06       $1,225,000          -         1,225,000           -        0.00
TOUSA, Inc. - Notes                               7/31/07(1)      $727,273          -           436,364           -        0.00
TOUSA, Inc. - Preferred Stocks                    7/31/07(1)         4,273          -         2,563,636           -        0.00
                                                                                           ---------------------------------------
                                                                                            $ 4,225,000    $  1,362        0.00%
                                                                                           =======================================


(1) Security was acquired through a restructuring that was effective on July 31, 2007.

                              2. SUBSEQUENT EVENT

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2010 (UNAUDITED)


with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust which was entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust has been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.

First Trust also announced that First Trust/Four Corners Senior Floating Rate Income Fund II will change its name to "First Trust Senior Floating Rate Income Fund II," effective October 12, 2010 and will continue to trade under the same ticker symbol "FCT." The Leveraged Finance Investment Group of First Trust has, effective October 12, 2010, taken over day-to-day responsibility for management of the Fund's portfolio. As a result, no interim sub-advisory agreement with the sub-advisor was entered into for the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) First Trust Senior Floating Rate Income Fund II (formerly known as First Trust/Four Corners Senior Floating Rate Income Fund II)
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010
      -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010
      -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date  October 20, 2010
      -----------------------------


* Print the name and title of each signing officer under his or her signature.